INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2016
Schedule of income taxes statutory rates [Table Text Block]
	2016	2015

Loss before income taxes	$(633,466)	$(132,733)

Expected income tax (recovery) at statutory tax rates	$(215,000)	$(45,000)
Permanent differences	186,000	(4,000)
Valuation allowance	29,000	49,000

Income tax recovery	$-	$-

Schedule of deferred tax assets [Table Text Block]
	2016	2015

Deferred tax assets (liabilities):
Mineral properties	$(72,000)	$-
Net operating loss carry-forwards	632,000	476,000

Unrecognized deferred tax assets	$560,000	$476,000